SCA Absolute Return Fund

Investor Class:	SCARX

SCA Directional Fund

Investor Class:	SCADX

PROSPECTUS April 7, 2011

Advised by:

Genesis Capital LLC

7191 Wagner Way NW, Suite 302

Gig Harbor, WA 98335

www.sca-funds.com                                                                                                                                                                       1-855-282-1100

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY-SCA Absolute Return Fund	1
FUND SUMMARY-SCA Directional Fund	8
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	14
Investment Objective	14
Principal Investment Strategies	14
Principal Investment Risks	19
Temporary Investments	26
Portfolio Holdings Disclosure	27
MANAGEMENT	27
Investment Adviser	27
Portfolio Managers	28
HOW SHARES ARE PRICED	30
HOW TO PURCHASE SHARES	32
HOW TO REDEEM SHARES	34
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	37
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	38
DISTRIBUTION OF SHARES	39
Distributor	39
Distribution Fees	39
Additional Compensation to Financial Intermediaries	40
Householding	40
FINANCIAL HIGHLIGHTS	40
Notice of Privacy Policy & Practices	41

FUND SUMMARY - SCA Absolute Return Fund

Investment Objective:  The Fund seeks to generate positive absolute returns with less volatility than traditional equity markets.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if held less than 60 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.75%
Acquired Fund Fees and Expenses (1) (2)	0.63%
Total Annual Fund Operating Expenses	3.58%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 years
Investor Class	$361	$1,097

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds").  Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices.  The Fund will invest without restriction as to issuer capitalization, country, credit quality or trading currency.

Each Underlying Fund pursues its own investment strategy including, for example:

•

Long-Biased Equity.  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

•

Long/Short Equity.  A strategy that seeks returns by investing in equities that are undervalued and short equities that are considered overvalued.

•

Event-Driven.  A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

•

Convertible Arbitrage.  A strategy that seeks returns based on the pricing inefficiencies of the embedded option in a convertible bond by purchasing a convertible bond and hedging a portion of the equity risk by selling short the underlying common stock for which the bond may be converted.

•

Fixed Income Long/Short Credit and Distressed Debt.  A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as "high yield" securities (also known as "junk" bonds), while employing selected risk reducing strategies such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

•

Global Macro.  A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets.

•

Emerging Market.  A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

•

Relative Value.  A long/short investment strategy that seeks to exploit disparities in pricing relationships between instruments with similar characteristics.  Relative Value strategies are not dependent on market direction and often involve arbitrage techniques.

•

Tactical Trading.  A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration.  The adviser will use both a quantitative screening process and a qualitative selection process when selecting Underlying Fund securities for investment by the Fund in conjunction with its strategy.  The adviser generally seeks to invest in Underlying Funds whose liquidity and expected absolute and risk-adjusted returns, are determined to be attractive and likely to have low correlations among each other or with the broad equity markets.  The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments.  The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions.

The Fund also will invest up to 25% of its total assets in its wholly-owned and controlled subsidiary (SCAAR Fund Limited, the "Subsidiary").  The Subsidiary primarily invests in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions.  The Fund will consolidate the Subsidiary for purposes of financial statements, leverage and concentration.  The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys and sells Underlying Funds to meet it asset allocation targets.  Additionally, an Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  There is no guarantee that the SEC will grant the Order.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and its Subsidiary.

•

Convertible Securities Risk.  Convertible securities are a hybrid that has characteristics of both bonds and common stocks and is subject to risks associated with both debt securities and equity securities.

•

Credit Risk.  Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

•

Derivatives Risk.  The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

•

Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

•

Foreign Currency Risk.  Currency risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk exists because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

High Yield Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

•

Leverage Risk.  The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

•

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

•

Management Risk.  The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

•

Market Risk.  Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Short Position and Inverse (Hedging) Risk.  The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  The Underlying Fund's losses are potentially unlimited in a short position transaction.  ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds.  If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

•

Small and Medium Capitalization Company Risk.  Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•

Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.sca-funds.com or by calling 1-855-282-1100.

Investment Adviser:  Genesis Capital LLC.

Portfolio Managers: Gary Price, Portfolio Manager and Managing Member of the adviser, Ronald Robertson Portfolio Manager and Managing Member of the adviser, and Michael Dubinsky Portfolio Manager and Chief Financial Officer of the adviser, have served the Fund as its portfolio managers has since it commenced operations in 2011.

Purchase and Sale of Fund Shares: The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $2,500 for retirement plans, and the minimum subsequent investment is $100 for all accounts.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - SCA Directional Fund

Investment Objective:  The Fund seeks returns similar to equities with less volatility than traditional equity markets.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if held less than 60 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.75%
Acquired Fund Fees and Expenses (1) (2)	0.63%
Total Annual Fund Operating Expenses	3.58%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 years
Investor Class	$361	$1,097

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds").  Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices.  The Fund will invest in Underlying Funds without restriction as to the issuer capitalization, country, credit quality or trading currency characteristics of each Underlying Fund's portfolio.

Each Underlying Fund pursues its own investment strategy including, for example:

•

Long-Only Equity.  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities.

•

Long-Biased Equity.  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.

•

Long/Short Equity.  A strategy that seeks returns by investing in equities that are undervalued and shorting equities that are considered overvalued.

•

Event-Driven.  A strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.

•

Fixed Income.  A strategy that seeks returns by investing in debt securities of any type of issuer of any credit quality, such as “high yield” securities (also known as “junk” bonds), and may employ selected risk reducing strategies, such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.

•

Global Macro.  A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currencies, precious metals or commodities markets.  The strategy is executed in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

•

Emerging Market.  A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.

•

Tactical Trading.  A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets, where derivatives are used a substitute for securities, currencies or commodities.

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser's investment philosophy is to target diverse investments in the global securities markets using tactical and hedging strategies.  The adviser intends to tactically allocate the Fund's assets among Underlying Funds that, in the view of the adviser, represent attractive investment opportunities. In selecting Underlying Funds for investment, the adviser (with the aid of research services employed by the adviser) assesses the likely risks and returns (after all fees and expenses including sales charges and Underlying Fund manager performance-based fees, if any) of the different alternative investment strategies utilized by the Underlying Funds, and evaluates the potential correlation among the investment strategies and Underlying Funds under consideration.  The adviser generally seeks to invest in Underlying Funds whose liquidity, expected absolute, relative and risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity markets.  The adviser will seek to allocate the Fund's assets so that the Fund may benefit from the expected continuation of a favorable performance record of various Underlying Funds, and from having access to new and existing Underlying Funds that are often available only at substantial minimum investments.  The adviser does not have pre-set allocation targets, retaining the flexibility to allocate assets in response to market conditions.  The adviser employs its hedging strategy by investing in Underlying Funds that have an active hedging element in their investment strategy.

The Fund also will invest up to 25% of its total assets in its wholly-owned and controlled subsidiary (SCAD Fund Limited, (the "Subsidiary")).  The Subsidiary primarily invests in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions.  The Fund will consolidate the Subsidiary for purposes of financial statements, leverage and concentration.  The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The adviser buys and sells Underlying Funds to meet it asset allocation targets.  Additionally, an Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will negatively impact future performance.

The Fund has applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Fund's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  There is no guarantee that the SEC will grant the Order.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds and its Subsidiary.

•

Credit Risk.  Issuers or counterparties may not make interest, principal or other payments on securities and derivatives, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

•

Derivatives Risk.  The use of derivatives exposes the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; (iv) leverage which will magnify losses and (v) counterparty default.

•

Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

•

Foreign Currency Risk.  Currency risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk exists because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

High Yield Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Additionally, high yield issuers may seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate or materially reduce liquidity.

•

Leverage Risk.  The use of leverage by the Fund or an Underlying Fund, such as borrowing money to purchase securities or the use of derivatives, will indirectly cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

•

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

•

Management Risk.  The adviser's dependence on its asset allocation and Underlying Fund selection strategies and the Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not produce the desired results.

•

Market Risk.  Overall equity and fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Short Position and Inverse (Hedging) Risk.  The Fund will incur a loss as a result of an Underlying Fund's short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  The Underlying Fund's losses are potentially unlimited in a short position transaction.  ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite of traditional mutual funds.  If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

•

Small and Medium Capitalization Company Risk.  Equity securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Underlying Funds Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•

Wholly-Owned Subsidiary Risk.  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.sca-funds.com or by calling 1-855-282-1100.

Investment Adviser:  Genesis Capital LLC.

Portfolio Managers: Gary Price, Portfolio Manager and Managing Member of the adviser, Ronald Robertson Portfolio Manager and Managing Member of the adviser, and Michael Dubinsky Portfolio Manager and Chief Financial Officer of the adviser, have served the Fund as its portfolio managers has since it commenced operations in 2011.

Purchase and Sale of Fund Shares: The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $2,500 for retirement plans, and the minimum subsequent investment is $100.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

Fund	Investment Objective
SCA Absolute Return Fund	The Fund seeks to generate positive absolute returns with less volatility than traditional equity markets.
SCA Directional Fund	The Fund seeks returns similar to equities with less volatility than traditional equity markets.

Each Fund's investment objective is a non-fundamental policy and may be changed without shareholder approval by the Funds' Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to achieve its investment objective by investing primarily in securities of (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles (collectively, "Underlying Funds").  Each Underlying Fund invests long or short primarily in a combination of (i) fixed income securities, (ii) equity securities (common and preferred stock), (iii) options, (iv) futures, (v) forwards or (vi) swap contracts on (a) commodities, (b) financial indices, (c) foreign currencies, or (d) equity indices.  The following provides additional information about the adviser's investment selection process and the strategies employed by each Fund's Underlying Funds, as noted.

Investment Strategy and Criteria Used in Selecting Underlying Funds

To analyze Underlying Funds, the adviser relies on both proprietary research and research provided by third parties. The adviser’s initial universe of Underlying Funds may be generated through traditional databases, e.g. Morningstar, Yahoo! Finance, Lipper TASS, HedgeFund.net, Hedge Fund Research, Inc. (HFRI), etc. as well as informal sources, such as prior investments made by the adviser, as well as through advisory and professional relationships. The due diligence and selection process is initiated when an investment opportunity or need is identified based upon the adviser's evaluation of the global investment market.  The adviser may contact an existing Underlying Fund, as well as other fund advisors, and solicit their recommendations.  This process generates an initial list of Underlying Fund candidates. The adviser then gathers information from each Underlying Fund on the list and these materials are evaluated and an overview of each Underlying Fund is created. The adviser's investment committee then meets to evaluate each candidate and narrow down the list of Underlying Funds to those that offer a profile consistent with the Fund's investment objective and strategies.

The adviser may then initiate contact between the Underlying Fund and the adviser's investment committee, if necessary.  This allows the adviser to further pare down future investment candidates by reviewing the portfolio management team, operations staff, past performance, philosophy, current holdings and investment process.  The adviser may also contact its network of auditors, legal counsel and fund administrators to get their feedback on the service professionals an Underlying Fund is relying upon. An unfavorable report by the adviser's contact network will eliminate a potential Underlying Fund.  Lastly, the Underlying Fund’s legal documents are gathered and reviewed before an investment is made.

Once an investment is made, the new Underlying Fund is evaluated and tracked on a monthly basis.  An Underlying Fund may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the Underlying Fund's investment opportunity set or strategy, or any other factor that the adviser feels will impact future performance.

Underlying Fund Strategies

Each Underlying Fund pursues its own investment strategy including, for example:

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Long-Only Equity.  (Directional Fund only)  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities.  This strategy focuses on individual security selection by attempting to identify companies with better than average economic prospects and may also include companies that may be the subject of a share price enhancing event such as a merger or buy-out offer.  This strategy also may seek returns from positive market, industry, or regional economy trends.

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Long-Biased Equity.  A strategy that seeks to capitalize on identifying and investing in underpriced equity securities while hedging some, but not all, overall equity market risk.  This strategy also seeks returns from positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas by emphasizing a relatively few investments that the manager believes are undervalued and either offer a margin-of-safety, or offer high growth opportunities.  The manager also may focus investments on special situations or events, including distressed equities.  Selective hedging through the use of short sales or options may be utilized to manage risk exposure.

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Long/Short Equity.  A strategy that seeks returns by investing in equities that are undervalued and short selling equities that are considered overvalued.  This strategy also may attempt to neutralize exposure to general market risk by primarily investing in equities that are undervalued and taking a short position in an equity market index.

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Event-Driven.  An investment strategy that involves investments in companies undergoing significant corporate transactions or structural transformations.  For example, this strategy may involve purchasing the equity securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase.  Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.  The size of this discount, known as the arbitrage "spread," generally determines the investment's potential profit on any given investment.  In conjunction with merger-arbitrage investments, this strategy may employ a variety of hedging strategies to protect against market-related risk, including short-selling and the purchase and sale of put and call options.  Since returns are driven primarily by the spread, it is anticipated that the use of this strategy may result in positive performance even when the overall market is declining.

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Convertible Arbitrage.  (Absolute Return Fund only)  A strategy that seeks returns based on the pricing inefficiencies of the embedded option in a convertible bond by purchasing a convertible bond and hedging a portion of the equity risk by selling short the underlying common stock into which the bond may be converted.  Certain managers also may seek to hedge interest rate exposure under some circumstances. Some managers also may employ leverage, which involves the use of debt to finance the purchase of investments and results in controlling substantially more assets to increase returns. Additionally, some managers may use certain derivatives to obtain greater leverage (with fewer assets) than would otherwise be achievable. Certain strategies may maintain a market neutral portfolio. The credit quality of a bond in a convertible arbitrage strategy is typically below investment grade.  Below investment grade bonds (occasionally called "junk bonds") are rated below Baa3 by Moody's, BBB- by S&P or BBB- by Fitch.  However, the default risk of a company is typically hedged by shorting the underlying common stock.

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Fixed Income.  (Directional Fund only)  A strategy that seeks returns by investing in debt securities of any credit quality and may employ risk reducing strategies such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.  This strategy may involve investing in mortgage related securities.  Debt securities also may include securities rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt and equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate securities. Distressed securities also may be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court, to those that are healthy but have short-term cash flow or liquidity problems. Strategies also may involve leverage and hedging through the use of exchange traded funds (ETFs) or various derivatives, such as futures, credit default swaps or total return swaps, committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

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Fixed Income Long/Short Credit and Distressed Debt.  (Absolute Return Fund only)  A strategy that seeks returns by investing in debt securities of any credit quality while employing risk reducing strategies such as interest rate risk hedging via futures or credit risk hedging via credit default swaps.  This strategy may involve investing in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities.  Debt securities also may include securities rated below investment grade (i.e., junk bonds) or unrated, under-performing or distressed debt and equity securities issued by issuers of collateralized debt obligations and special situation investments, such as distressed corporate or sub-prime mortgage securities. Distressed securities also may be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings to those attempting to restructure out of court, to those that are healthy but have short-term cash flow or liquidity problems. Strategies also may involve leverage and hedging through the use of exchange traded funds (ETFs) or various derivatives, such as futures, credit default swaps or total return swaps, committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

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Global Macro.  A strategy that seeks investment opportunities, long or short, throughout the world by focusing on economic trends and opportunities in equity, fixed income, currency, precious metal or commodity markets.  A global macro strategy seeks positive returns by making leveraged and or hedged investments on expected price movements in security, currency and commodity markets.  Macroeconomic principles are used to identify what the manager believes to be temporary disruptions and dislocations in absolute or relative asset prices throughout the globe.  A global macro strategy has a wide mandate and is generally unrestricted as to country, currency, issuer capitalization, security type or derivative instrument.  Derivatives are used for hedging and as substitutes for securities.  Individual trades may be directional, where a manager seeks returns from discrete price movements; or relative value, where two similar assets, such as shares in a domestic oil company and shares in an international oil company, are paired long and short to capture returns from a perceived relative mispricing.

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Emerging Market.  A strategy that seeks investment opportunities in nations with social or business activity in the process of rapid growth or industrialization by focusing on issuer-specific financial information and analysis.  Emerging market investment strategy investments are typically made with an awareness of the global economic backdrop and the outlook for countries, industry sectors and companies.  Country allocation may be driven by a forecast for sustained economic growth or may be the result of stock or bond selection.  Fundamental research may be used to identify industries and companies capable of achieving and sustaining above-average long-term earnings growth.  Equity securities of specific companies may be selected based upon leading market position, business niche, improving franchise value, improving earnings or cash flow, or an improving balance sheet.  Debt securities of countries or companies may be selected on improving ability to pay or in anticipation of a credit rating agency upgrade or some other indication of improved financial soundness.

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Relative Value.  (Absolute Return Fund only)  A long/short investment strategy that seeks to exploit disparities in pricing relationships between instruments with similar characteristics.  Relative value strategies are not dependent on market direction and often involve arbitrage techniques.  A relative value investment strategy seeks to take advantage of perceived price differentials between related financial instruments, such as stocks and bonds, by simultaneously buying and selling the different securities, thereby seeking profit from the "relative value" of the two securities.  Acting on the assumption that prices will revert to true value, as defined by the manager using a valuation measure such as dividend yield or price to earnings ratio, over time, the manager will sell short the overpriced security and buy the underpriced security. Once prices revert to true value, the trade can be liquidated at a profit.  Relative value strategies can be used to buy and sell two stocks, two commodities, two bonds or a combination of the preceding.  Relative value also is referred to as "pairs" trading because an investor invests in a pair of related securities that typically have high correlations, meaning they will tend to move in the same direction at the same time.

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Tactical Trading.  A strategy based upon speculation on the direction of prices and the volatility of equities, bonds, currencies, and commodities in the cash and derivatives markets.  The returns from this strategy can be volatile, and correlation with traditional benchmarks tends to be low. Tactical trading strategies can be either system-driven, those strategies which deploy trend-following and other computer driven models based on technical analysis of price data; or discretionary, those strategies that rely more on fundamental analysis, though technical analysis is not ignored.

Investment Subsidiaries

Each Fund will execute a portion of its strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (each a "Subsidiary").  Each Fund's respective Subsidiary will primarily invest in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.  For that reason, and for the sake of convenience, references to a Fund may also include its Subsidiary.

Each Subsidiary is subject to the same investment restrictions as its Fund, when viewed in a consolidated basis.  By investing in commodities indirectly through its Subsidiary, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, each Subsidiary is expected to provide its Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Sub-chapter M requires, among other things, that at least 90% of a Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income").  Each Fund will make investments in certain commodity-linked derivatives through its Subsidiary because income from these derivatives is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the derivative directly.  Each Fund is relying on certain private letter rulings from the Internal Revenue Service issued to other mutual funds, which indicate that income from a fund's investment in a subsidiary will constitute "qualifying income" for purposes of Subchapter M.  Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Fund.

PRINCIPAL INVESTMENT RISKS

The following describes the risks each Fund (as noted) bears indirectly through investments in Underlying Funds and its Subsidiary.

Convertible Securities Risk.  (Absolute Return Fund only)  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond.  Fixed-income securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest payments on the security as they become due. Fixed-income securities also may be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  In addition, the Fund may invest in fixed-income securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed-income securities.  Such securities also may be subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Credit Risk.  There is a risk that debt issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult to sell the security.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  Credit risk also exists whenever the Fund or an Underlying Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.  When the Fund  or an Underlying Fund invests in foreign currency contracts, or other over-the-counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default.  These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  If a counterparty defaults on its payment obligations to the Fund or Underlying Fund, this default will cause the value of an investment in the Fund to decrease.  In addition, to the extent the Fund or Underlying Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.  The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty.  The ability of the Fund to transact business with any one or number of counterparties, through Underlying Funds, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Derivatives Risk.  Underlying Funds will invest a percentage of their assets in derivatives, such as futures and options contracts that are used for hedging and as substitutes for securities. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives.  The risks associated with the Underlying Fund's, and indirectly the Fund's, use of futures, options and swap contracts include:

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Experiencing losses that exceed losses experienced by funds that do not use derivatives.

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There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures, options and swaps.

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Although futures contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Underlying Fund may be unable to close out its futures contracts at a time which is advantageous.

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Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

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Because option premiums paid or received by the Underlying Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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Counterparty default which may expose the Fund to losses to the extent Underlying Fund derivative positions were in an unrealized gain position.

Emerging Markets Risk.  The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets.  There are typically greater risks involved in investing in emerging markets securities.  Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable.  Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default.  Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.  The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.  Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all.  An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Currency Risk.  Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has the ability to interfere with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the "old" currency worthless.  The Fund also may take short positions, through derivatives, if the adviser believes the value of a currency is likely to depreciate in value.  A "short" position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline.  The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  A portion of the derivatives trades made by the Fund may take place in foreign markets.  Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions in foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

High Yield Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal.  If that happens, the value of the bond may decrease, the Fund's share price may decrease and its income may be reduced.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  Such securities also may include "Rule 144A" securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund's share price.

Leverage Risk.  Using derivatives or borrowing to increase the Fund's combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. The use of leverage may cause the Fund or an Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage also may cause the Fund to have higher expenses than those of mutual funds that do not use leverage.  Underlying Funds that are not subject to regulation under the Investment Company Act may employ leverage in excess of the amount permitted mutual funds, which are subject to various limits on leverage under the Investment Company Act.

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.  As a result, investors cannot judge likely mutual fund performance of the adviser by its track record of managing non-mutual fund assets and the adviser may not achieve its intended result in managing the Fund.  In addition, the adviser has not previously managed a mutual fund.

Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The adviser's and Underlying Funds managers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of an Underlying Fund also may prove incorrect and may not produce the desired results.

Market Risk.  An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions, if any.  The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the market as a whole.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence affecting a specific issuer than the performance of shares of a diversified investment company.  The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage or reduced demand for the issuer's goods and services.

Portfolio Turnover Risk. The techniques and strategies contemplated by Underlying Funds might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will ordinarily be less than 50%, although it could vary materially under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Short Position and Inverse Risk.  The Fund's long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund's overall potential for loss. The Fund's short positions may result in a loss if the price of the short position instruments rise and it costs more to replace (buying back the securities sold short) the short positions.  In contrast to the Fund's long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund's short positions is unlimited; however, the Fund will be in compliance with Section 18(f) of the 1940 Act, to ensure that a Fund shareholder will not lose more than the amount invested in the Fund.  Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.  ETFs that are inverse funds typically lose value as the index or security tracked by such fund's benchmark increases in value; a result that is the opposite from traditional mutual funds.  Successful use of inverse funds requires that the adviser correctly predict short term market movements.  If the Fund invests in an inverse fund and markets rise, the Fund will lose money.

Small and Medium Capitalization Company Risk.  Medium or small capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. This may cause the Fund's net asset value to be more volatile when compared to investment companies that invest only in large capitalization companies. Generally, securities of medium and small capitalization companies are more likely to experience sharper swings in market values, trade in less liquid markets, in which it may be more difficult for the Fund to sell at times and at prices that the adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Wholly-Owned Subsidiary Risk ..  The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, the Fund wholly owns and controls the Subsidiary.  The Fund and Subsidiary are both managed by the adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary.  Also, the adviser, in managing the Subsidiary's portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, viewing the Subsidiary and the Fund on a consolidated basis.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Underlying Funds Risk.  The Fund's performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the adviser's ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them.  Fund shareholders may bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, which may include incentive allocations or fees and expenses at the Underlying Fund level.  Additionally, the market value of shares of Underlying Funds that are ETFs or closed-end funds may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF and closed-end fund shares trades at a premium or discount to net asset value.  Furthermore, investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

The Fund is subject to, and indirectly invests in Underlying Funds that are subject to risks associated with legal and regulatory changes applicable to financial institutions generally.  The Fund may not be able to invest in certain Underlying Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to an Underlying Fund that has been identified as an attractive opportunity.  The Fund's investments in certain Underlying Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment.  The Fund may invest indirectly a substantial portion of its assets in Underlying Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund's assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.  As the adviser and the Board anticipate that market prices will not be readily available for some Underlying Funds in which the Fund invests, the Fund's valuation procedures provide that the fair value of the Fund's investments in Underlying Funds ordinarily will be the value determined for each Underlying Fund in accordance with the Underlying Fund's valuation policies.  Although the Fund will receive information from each Underlying Fund regarding its security prices, investment performance and investment strategy, the adviser may have little or no means of independently verifying this information.  The Fund, upon its redemption of all or a portion of its interest in an Underlying Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.  Underlying Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the adviser, particularly during times of general market turmoil. Some Underlying Fund managers may charge Underlying Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of an Underlying Fund's net profits (or more in certain limited circumstances), which may create incentives for Underlying Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

MANAGEMENT

Investment Adviser:  Genesis Capital LLC, located at 7191 Wagner Way NW, Suite 302, Gig Harbor, WA 98335, serves as each Fund's investment adviser.  The adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The adviser is a Washington limited liability company formed in 2001.  Its clients are pooled investment vehicles and the Fund.  As of December 31, 2010 it had $137 million in asset under management.

Subject to the supervision of the Fund's Board of Trustees, the adviser is responsible for managing each Fund's investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between the Funds and the adviser.

The management fee set forth in the Funds' Investment Advisory Agreement is 1.95% annually, to be paid on a monthly basis.  In addition to investment advisory fees, the Funds pay other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Funds’ adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least July 31, 2012 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired underlying fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.95% of the average daily net asset value of the Funds Investor Class shares; subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance.

The Funds have applied for, or will apply for, an exemptive order (the "Order") from the SEC that would permit the adviser, with the Funds' Board of Trustees' approval, to enter into sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  The Order also would permit the adviser, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the adviser and the Trustees believe such action will benefit a Fund and its shareholders.  There is no guarantee that the SEC will grant the Order.

Portfolio Managers

Gary Price

Portfolio Manager

Mr. Price has served as a Portfolio Manager and Managing Member of the adviser since 2002.  Additionally, Mr. Price is a member of the adviser's Investment Committee and is jointly responsible, along with Ron Robertson and Michael Dubinsky, for fund of funds manager approval and fund of funds portfolio management. Mr. Price also is the Chief Executive Officer of Strategic Capital Group L.L.C., an affiliate of the adviser and an SEC registered investment adviser that manages and consults to high net worth individuals, foundations and endowments.  He also serves as Chief Executive Officer of RP Capital LLC, an SEC registered broker/dealer and member of the Financial Industry Regulatory Authority, Inc ("FINRA") and the Securities Investor Protection Corporation ("SIPC").  Prior to joining the adviser, Mr. Price served as an investment adviser for American Express Financial Advisors and Linsco Private Ledger. Mr. Price was born in 1968 and holds a Bachelor of Science degree from the University of Pennsylvania's Wharton School of Business.

Ronald Robertson

Portfolio Manager

Mr. Robertson has served as a Portfolio Manager and Managing Member of the adviser since 2002.  Additionally, Mr. Robertson is a member of the adviser's Investment Committee and is jointly responsible, along with Gary Price and Michael Dubinsky, for fund of funds manager approval and fund of funds portfolio management. Mr. Robertson is one of the founders and President of Strategic Capital Group L.L.C.  Mr. Robertson co-developed the multi-manager portfolio management approach utilized by Strategic Capital Group LLC, which focuses on manager research, portfolio construction and a disciplined asset allocation approach.  Mr. Robertson also is a member of RP Capital LLC.  Mr. Robertson was born in 1958 and holds a Bachelor of Science degree from Western Washington University.

Michael Dubinsky

Portfolio Manager

Mr. Dubinsky has served as a Portfolio Manager and Chief Financial Officer of the adviser since 2002.  Additionally, Mr. Dubinsky is a member of the adviser's Investment Committee and is jointly responsible, along with Gary Price and Ronald Robertson, for fund of funds manager approval and fund of funds portfolio management.  Mr. Dubinsky has extensive experience in finance and accounting for hedge funds, venture capital funds and investment management firms. Prior to joining the adviser, Mr. Dubinsky spent four years working for the Russell Investment Group, a leading asset consulting and investment management firm for institutional investors, where he managed the operations of hedge funds, private equity funds and domestic and international mutual funds. Mr. Dubinsky also spent four years working for Deloitte & Touche LLP, where he served clients within the hedge fund, venture capital and financial service industries.  Mr. Dubinsky holds a Business Administration degree from the University of Washington and is a CFA charterholder.

The Portfolio Managers are supported by other members of the adviser's investment team who provide research, analysis and trading support.

The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed and ownership of Fund shares.

Investment Subsidiaries

Each Fund may invest up to 25% of its total assets in its respective Subsidiary.  Each Subsidiary will primarily invest in Underlying Funds that invest in derivatives (including commodity and financial futures, commodity-linked structured notes, swap contracts and investment pools), limited partnerships, limited liability companies, business enterprises and fixed income securities that serve as collateral for its derivative positions.  Each Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of directors.  Each Fund is the sole shareholder of its Subsidiary.  It is not currently expected that shares of the Subsidiaries will be sold or offered to other investors.  If, at any time, a Subsidiary proposes to offer or sell its shares to any investor other than its Fund, you will receive 60 days prior notice of such offer or sale.

As with the Funds, the adviser is responsible for each Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary.  Under these agreements, the adviser provides each Subsidiary with the same type of management services, under the same terms, as are provided to each Fund.  Each advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the respective Fund.  Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Funds.

Each Fund pays the adviser a fee for its services.  The adviser has contractually agreed to waive the management fee it receives from the respective Fund in an amount equal to the management fee paid to the adviser by the respective Subsidiary.  This undertaking will continue in effect for so long as a Fund invests in its Subsidiary, and may not be terminated by the adviser unless it first obtains the prior approval of the Funds' Board of Trustees for such termination.  Each Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.  Each Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of the Fund's assets.  It is also anticipated that each Fund's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level.  It is therefore expected that any duplicative fees for similar services provided to a Fund and its Subsidiary will not be material.

Each Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by its Fund.  As a result, the adviser is subject to the same investment policies and restrictions that apply to the management of each Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments, when the Fund and its Subsidiary are viewed on a consolidated basis.  These policies and restrictions are described in detail in the Funds' Statement of Additional Information ("SAI").  The Funds' Chief Compliance Officer oversees implementation of each Subsidiary's policies and procedures, and makes periodic reports to the Funds' Board regarding each Subsidiary's compliance with its policies and procedures.

The financial statements of each Subsidiary will be consolidated in the respective Fund's financial statements which are included in each Fund's annual and semi-annual reports.  Each Fund's annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus.  Please refer to the SAI for additional information about the organization and management of the Subsidiaries.

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the applicable Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

Each Fund may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds' portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, each Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Investor Class Shares:  Investor Class shares of the Funds are sold at NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of a Fund.

Purchasing Shares: You may purchase shares of the Funds by sending a completed application form to the following address:

Regular/Express/Overnight Mail

"SCA Absolute Return Fund" or "SCA Directional Fund"

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Funds in verifying your identity.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Fund at 1-855-282-1100 for wiring instructions and to notify the Funds that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire.  The Funds will normally accept wired funds for investment on the day received if they are received by the Funds' designated bank before the close of regular trading on the NYSE.  Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-855-282-1100  for more information about the Funds' Automatic Investment Plan.

Minimum and Additional Investment Amounts:  The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $2,500 for retirement plans, and the minimum subsequent investment is $100.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.  The Funds reserve the right to waive any investment minimum requirement.

The Funds, however, reserves the right, in their sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the applicable Fund.  The Funds will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds' transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed:  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order.

"Good order" means your purchase request includes:

•

the name of the Fund

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the "SCA Absolute Return Fund" or "SCA Directional Fund"

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds at 1-855-282-1100  for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail

"SCA Absolute Return Fund" or "SCA Directional Fund"

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.  The proceeds, which are equal to number of shares times NAV less any applicable deferred sales charges or redemption fess, will be sent by mail to the address designated on your account or sent electronically, via ACH or wire, directly to your existing account in a bank or brokerage firm in the United States as designated on our application.  To redeem by telephone, call 1-855-282-1100.  The redemption proceeds normally will be sent by mail or electronically within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Funds' transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.  Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual account, IRA or other qualified plan account has a current account value of at least $50,000, you may participate in the Funds' Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $500 on specified days of each month into your established bank account.  Please contact the Funds at 1-855-282-1100  for more information about the Funds' Automatic Withdrawal Plan.

Redemptions in Kind:  The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than $250,000 or 1% of the Fund's assets.  The securities will be chosen by the Fund and valued using the Funds' net asset value pricing procedures.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the applicable Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with a Fund;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund(s) should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redemption Fee:  For shares held less than 60 days, the applicable Fund will deduct a 2% redemption fee on your redemption amount if you sell your shares.  Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee does not apply to shares that were acquired through reinvestment of distributions.  Shares held for 60 days or more are not subject to the 2% fee.  Redemption fees are paid to a Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Low Balances:  If at any time your account balance falls below $2,500, a Fund may notify you that, unless the account is brought up to at least $2,500 within 30 days of the notice, your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below $2,500 due to a decline in NAV.  The Funds will not charge any redemption fee on involuntary redemptions.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourages and does not accommodate market timing.  Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting a Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy;"

•

Reject or limit specific purchase requests;

•

Reject purchase requests from certain investors; and

•

Assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of Fund shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds' Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Funds and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase orders.  The adviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices.  There can be no guarantee that the Funds will be able to identify or limit these activities.  Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy.  Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request.  If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant.  At the request of the adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income and net capital gains annually in December.  Both types of distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Funds are required to withhold taxes if a number is not delivered to a Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisers to determine the tax consequences of owning each Fund's shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Funds are offered on a continuous basis.

Distribution Fees:  Each Fund has adopted a Distribution Plan ("12b-1 Plan" or "Plan"), pursuant to which the Fund may pay the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund's average daily net assets attributable to Investor Class shares.

The Funds' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority due to the recurring nature of distribution (12b-1) fees.

Other Classes:  In addition to the Investor Class shares offered in this Prospectus, each Fund offers Class A shares by a separate prospectus. Class A shares pay annual 12b-1 fees of 0.25%.

Additional Compensation to Financial Intermediaries:  The Funds' distributor, its affiliates, and the Funds' adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of a Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, the Funds mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call the Funds at 1-855-282-1100 on days the Funds are open for business or contact your financial institution.  The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, each Fund believes that you should be aware of policies to protect the confidentiality of that information.

Each Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

Each Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, a Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, each Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  Each Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

SCA Absolute Return Fund & SCA Directional Fund

Adviser	Genesis Capital LLC 7191 Wagner Way NW, Suite 302 Gig Harbor, WA 98335	Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104	Legal Counsel	Thompson Hine, LLP 312 Walnut Street, 14th floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137	Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103

Additional information about the Funds is included in the Funds' Statement of Additional Information dated April 7, 2011 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds' policies and management.  Additional information about the Funds' investments will also be available in the Funds' Annual and Semi-Annual Reports to Shareholders.  In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-855-282-1100.  The Funds does not have a website; however information relating to the Funds can be found on the website at www.sca-funds.com.  You may also write to:

SCA Absolute Return Fund or SCA Directional Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Funds' information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21720